Fair Value Measurement - Changes In Fair Value Bond Portfolio (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value Disclosures [Abstract]
Balance at December 31, 2015	$ 10,513,428
Bond Purchases	1,622,000
Bond Proceeds	(398,412)
Other than temporary investment	(258,000)
Balance at December 31, 2016	$ 11,482,616